Income Taxes (Details) - Avra Medical Robotics, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Net operating loss carry forwards	$ 4,393,785
Federal statutory tax rate			21.00%
Valuation allowance			$ 0
Net operating loss			$ 221,827
Provision for income taxes	$ 0	$ 0